Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 3.5%
Ansell Ltd.	2,759	64,748
Austria 4.3%
Andritz AG(a)	2,094	78,453
Canada 1.1%
Alimentation Couche-Tard, Inc., Class B	625	19,565
Finland 3.1%
UPM-Kymmene OYJ	1,946	56,150
France 2.0%
DBV Technologies SA, ADR(a)	875	4,244
Eiffage SA(a)	347	31,676
Total		35,920
Germany 9.4%
Aroundtown SA	5,238	28,810
Covestro AG(a)	1,176	43,720
Duerr AG	2,318	55,117
KION Group AG	785	43,947
Total		171,594
Hong Kong 2.3%
WH Group Ltd.	49,000	42,627
Ireland 0.2%
Amarin Corp. PLC, ADR(a)	454	3,114
Israel 6.4%
Bank Hapoalim BM	13,410	82,559
Bezeq Israeli Telecommunication Corp., Ltd.(a)	38,004	32,695
Isracard Ltd.	662	1,810
Total		117,064
Japan 18.6%
Dai-ichi Life Holdings, Inc.	3,200	41,980
Invincible Investment Corp.	89	22,440
ITOCHU Corp.	1,400	30,106
Kinden Corp.	3,200	53,609
Matsumotokiyoshi Holdings Co., Ltd.	2,500	93,660
Ship Healthcare Holdings, Inc.	1,100	47,711
Starts Corp., Inc.	700	14,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	2,700	35,171
Total		338,934
Netherlands 8.1%
ASR Nederland NV	3,020	83,024
Signify NV(a)	3,055	65,784
Total		148,808
Norway 4.0%
BW LPG Ltd.	5,795	19,357
Leroy Seafood Group ASA	9,420	52,878
Total		72,235
Singapore 3.0%
Venture Corp., Ltd.	5,100	55,422
South Korea 3.1%
GS Home Shopping, Inc.	91	8,781
Hyundai Home Shopping Network Corp.	334	18,115
Youngone Corp.	1,201	29,836
Total		56,732
Spain 5.8%
Endesa SA	3,550	84,796
Tecnicas Reunidas SA(a)	1,349	21,215
Total		106,011
United Kingdom 18.3%
BT Group PLC	26,092	37,565
Crest Nicholson Holdings PLC	4,016	13,212
DCC PLC	1,266	106,196
Drax Group PLC	9,959	26,040
GW Pharmaceuticals PLC, ADR(a)	101	12,398
Inchcape PLC	2,767	17,203
John Wood Group PLC	5,820	13,976
Just Group PLC(a)	71,884	46,977
TP ICAP PLC	14,468	61,100
Total		334,667
Overseas SMA Completion Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.6%
Aerie Pharmaceuticals, Inc.(a)	328	4,602
Alexion Pharmaceuticals, Inc.(a)	108	12,949
Burford Capital Ltd.	5,800	31,783
Insmed, Inc.(a)	448	10,882
Quotient Ltd.(a)	2,267	17,660
Sage Therapeutics, Inc.(a)	163	5,822
Total		83,698
Total Common Stocks (Cost $2,026,135)		1,785,742

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	34,193	34,197
Total Money Market Funds (Cost $34,195)		34,197
Total Investments in Securities (Cost $2,060,330)		1,819,939
Other Assets & Liabilities, Net		5,278
Net Assets		$1,825,217

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	—	2,518,660	(2,484,465)	2	34,197	7	1,177	34,193
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Overseas SMA Completion Portfolio | Quarterly Report 2020